Note 14 - Commitments and Contingencies (Details Textual)	Apr. 18, 2014 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Office Space Leases [Member]
Operating Leases Monthly Rent			$ 13,131
Operating Leases, Future Minimum Payments Due			$ 157,575
Loss Contingency, Damages Sought, Value	$ 346,000
Number of Purchase Orders	2
Operating Leases, Future Minimum Payments Due		$ 78,783